REFUNDS DUE TO CUSTOMERS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Refunds Due To Customers
REFUNDS DUE TO CUSTOMERS

NOTE 14 – REFUNDS DUE TO CUSTOMERS

As of December 31, 2021 and March 31, 2021 the amount of refunds due to customers was approximately $90,000 and $145,000, respectively, primarily due to one customer for overstock returns.

NOTE 15 – REFUNDS DUE TO CUSTOMERS

As of March 31, 2021 and 2020 the amount of refunds due to customers was approximately $0.1 million and $0.8 million, respectively. All refunds related to the damaged goods incident were settled with the customer from proceeds from the damaged goods insurance settlement claim. Refunds due to customers at March 31, 2021 were primarily due to amounts due to two major customers for seasonal returns. Refunds due to customers at March 31, 2020 were primarily due to one major customer which reflects approximately $1.7 million of chargebacks primarily due to damaged goods received less approximately $1.2 million that the customer had deducted on payment remittances to the Company as of March 31, 2020. The remaining $0.3 million was primarily due to amounts due to two major customers for overstock returns.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020